INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD- Balances (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 102,410,945	$ 86,809,069	$ 77,197,781	$ 54,190,546
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 18,743,604	$ 18,528,567
Percentage interest	50.00%	50.00%
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 21,727,894	$ 22,163,333
Percentage interest	10.26%	10.26%
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 1,228,256	$ 1,228,350
Percentage interest	11.32%	11.32%
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 94,706	$ 189,290
Percentage interest	40.00%	40.00%
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 22,979,029	$ 23,079,130
Percentage interest	40.00%	40.00%
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 6,244,839	$ 6,359,428
Percentage interest	7.52%	7.52%
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 31,392,617	$ 15,260,971
Percentage interest	35.00%	35.00%